Employee benefits, Net Defined Benefit Liability (Details) - MXN ($)	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit liability [Abstract]
Liability for social security contributions	$ 4,544,203	$ 4,087,635
Liability for long-service leave	8,766,021	6,654,318
Total employee benefit liability	13,310,224	10,741,953
Non-current	8,766,021	6,654,318
Current	$ 4,544,203	$ 4,087,635